Material accounting estimates and judgments (Details)		12 Months Ended
	Oct. 02, 2017	Jun. 30, 2026	Jun. 30, 2025
Material accounting estimates and judgments [Line Items]
Revenue, percentage		2.30%
Implement limit percentage	2.00%
Percentage of Unrecognized Revenue		(2.30%)
Bottom of range [member]
Material accounting estimates and judgments [Line Items]
Percentage of Borrowing Rate		7.04%	(7.04%)
Top of range [member]
Material accounting estimates and judgments [Line Items]
Percentage of Borrowing Rate		21.69%	16.76%